Taxes on Income (Details) - Schedule of Roll forward of Valuation Allowance $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Rollforward Valuation Allowance [Abstract]
Balance as of December 31, 2022	$ (15,723)
Additions	(3,458)
Translation differences	414
Balance as of December 31, 2023	$ (18,767)